Intangibles - Disclosure of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	$ 24,380	$ 24,185
Additions	62	195
Amortization	(52)	0
Intangibles - end of period	24,390	24,380
Gross carrying value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	24,380
Intangibles - end of period	24,442	24,380
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	0
Intangibles - end of period	$ (52)	$ 0